                             THE VANTAGEPOINT FUNDS
               VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND
             VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND
              VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

     Supplement dated October 6, 2005 to the Prospectus dated May 1, 2005, as amended May 23, 2005 and June 30, 2005

            This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

The following information replaces the second paragraph under the "Performance Information" section relating to the Model Portfolio Savings Oriented Fund on pgs. 29-30 of the Prospectus:

The performance table also shows the returns for each period for the Fund's Custom Benchmark which is new and comprised of 35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Lehman Brothers Intermediate Government Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index and 5% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Lehman Brothers Intermediate Government Bond Index consists of intermediate U.S. Government securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. These indices are unmanaged and do not reflect the costs of portfolio management or trading. Prior to March 31, 2005, the Fund compared its performance to a different Custom Benchmark. The Fund changed the benchmark to which it compares its performance because the new Custom Benchmark is considered to be a more appropriate comparison given the Fund's investment objectives and the composition of its portfolio.

The following information replaces the data relating to the 91-Day T-Bill returns in the Performance Table on Pg. 30 of the Prospectus:

                                                                                     SINCE
                                                            1 YEAR     5 YEARS     INCEPTION
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX
(REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES, OR TAXES)       2.31%      6.57%       6.63%

The following information replaces the second paragraph under the "Performance Information" section relating to the Model Portfolio Conservative Growth Fund on pg. 31 of the Prospectus:

The performance table also shows the returns for each period for the Fund's Custom Benchmark which is new and comprised of 30% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index, 8% Russell 1000 Growth Index, 5% Russell MidCap Growth Index and 7% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted earnings growth. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted earnings growth. The stocks are also members of the Russell 1000 Growth Index. The Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. These indices are unmanaged and do not reflect the costs of portfolio management or trading. Prior to March 31, 2005, the Fund compared its performance to a different Custom Benchmark. The Fund changed the benchmark to which it compares its performance because the new Custom Benchmark is considered to be a more appropriate comparison given the Fund's investment objectives and the composition of its portfolio.

The following information replaces the data relating to the 91-Day T-Bill returns in the Performance Table on Pg. 32 of the Prospectus:

                                                                                     SINCE
                                                              1 YEAR    5 YEARS    INCEPTION
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX
(REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES, OR TAXES)         1.21%     5.32%      5.51%

The following information replaces the second paragraph under the "Performance Information" section relating to the Model Portfolio Traditional Growth Fund on pgs. 33-34 of the Prospectus:

The performance table also shows the returns for each period for the Fund's Custom Benchmark which is new and comprised of 20% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 15% S&P 500 Index, 15% Russell 1000 Growth Index, 10% Russell MidCap Growth Index and 10% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted earnings growth. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted earnings growth. The stocks are also members of the Russell 1000 Growth Index. The Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. These indices are unmanaged and do not reflect the costs of portfolio management or trading. Prior to March 31, 2005, the Fund compared its performance to a different Custom Benchmark. The Fund changed the benchmark to which it compares its performance because the new Custom Benchmark is considered to be a more appropriate comparison given the Fund's investment objectives and the composition of its portfolio.

The following information replaces the data relating to the 91-Day T-Bill returns in the Performance Table on Pg. 34 of the Prospectus:

                                                                                     SINCE
                                                              1 YEAR    5 YEARS    INCEPTION
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX
(REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES, OR TAXES)         1.21%     5.32%      5.51%

                         [End of Prospectus Supplement]

                           [Vantagepoint Funds Logo]